Income Taxes (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets	The Company’s net deferred tax assets were as follows as of June 30, 2023 and 2022
	As of June 30, 2023	As of June 30, 2022
Deferred tax assets:
Net operating loss carryover	$354,895	$218,404
Stock-based compensation	93,183	7,168
Research and development expense capitalization	2,111,518	—
Research and development tax credit	—	62,513
Total deferred tax assets	2,559,596	288,085
Valuation allowance	(2,559,596)	(288,085)
Deferred tax asset, net of allowance	$—	$—

Schedule of Effective Tax Rate of the Company’s Provision (Benefit) for Income Taxes	The effective tax rate of the Company’s provision (benefit) for income taxes differs from the federal statutory rate as follows as of June 30, 2023 and 2022
	For the year ended June 30, 2023	For the period from March 30, 2022 (inception) through June 30, 2022
Statutory rate	21.0%	21.0%
Research and development tax credit rate difference	—%	5.8%
Prior year true-ups	0.6%	—%
Changes in valuation allowance	(21.6)%	(26.8)%
Total	—	—